Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
Summary of Future minimum lease payments under noncancelable operating lease agreements	Future minimum lease payments under noncancelable operating lease agreements, inclusive of payments for the lease financing obligations, as of December 31, 2020 are as follows (in thousands):

Years Ending December 31,	Minimum Lease Payments
2021	$16,688
2022	19,089
2023	21,205
2024	21,962
2025	22,497
Thereafter	79,647

Total	$181,088

Summary of Future minimum lease payments under capital leases	Future minimum lease payments under capital leases as of December 31, 2020 are as follows (in thousands):

Years Ending December 31,	Minimum Lease Payments
2021	$500
2022	238
2023	102
2024	—
2025	—
Thereafter	—

Total noncancelable payments	$840
Less: Imputed interest expense	(43)

Present value of future minimum lease payments	$797

Summary of Minimum purchase commitments under the collaboration agreement	Minimum purchase commitments under the collaboration agreement are as follows (in thousands):

Contract Years	Minimum Purchase Commitment
October 1, 2019 - September 30, 2020	$10,000
October 1, 2020 - March 31, 2022	15,000
April 1, 2022 - March 31, 2023	14,000
April 1, 2023 - March 31, 2024	17,500
April 1, 2024 - March 31, 2025	17,500
Thereafter	35,000

Total	$109,000